SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF BREAKOUT OF REVENUE COMPONENTS BY SUBCATEGORY

The following is a breakout of revenue components by subcategory for the three and six months ended June 30, 2024 and 2023.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023

Software App and Cirrus Charter	$1,610,899	$1,558,697	$3,981,990	$2,552,950
Jet Card and Fractional Programs	558,560	811,140	1,235,880	1,358,685
Management and Other Services	914,425	422,971	1,714,612	756,681
	$3,083,884	$2,792,808	$6,932,482	$4,668,316

The following is a breakout of revenue components by subcategory for the years ended December 31, 2023 and 2022.

	For the Year Ended
	December 31,
	2023	2022

Software App and Cirrus Charter	$7,125,230	$2,004,807
Jet Card and Fractional Programs	2,847,533	2,257,736
Management and Other Services	2,241,793	400,185
Fractional/Whole Aircraft Sales	-	17,200,000
	$12,214,556	$21,862,728